UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: U.S. Equity Fund
(Institutional Class and Class L)
Semi-Annual Report
October 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of October 31, 2019 (unaudited)
Sector	Percentage of Fund Investments
Financial	19.73%
Consumer, Non-cyclical	17.62
Technology	11.96
Industrial	11.26
Consumer, Cyclical	10.08
Communications	9.12
Exchange Traded Funds	8.43
Energy	4.23
Utilities	3.10
Basic Materials	2.76
Short Term Investments	1.71
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/19)	(10/31/19)	(05/01/19 – 10/31/19)
Institutional Class
Actual	$1,000.00	$1,022.10	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.80
Class L
Actual	$1,000.00	$1,020.30	$5.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.80
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class and 1.14% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.98%
540	AdvanSix Inc(a)	$ 12,290
232	Air Products & Chemicals Inc	49,476
602	Alcoa Corp(a)	12,516
155	Ashland Global Holdings Inc	11,992
300	Cabot Corp	13,077
682	Dow Inc	34,434
139	DuPont de Nemours Inc	9,162
34	Ecolab Inc	6,530
986	Freeport-McMoRan Inc	9,683
154	Ingevity Corp(a)	12,968
44	Sherwin-Williams Co	25,182
182	WR Grace & Co	12,094
		209,404
Communications — 6.54%
83	Alphabet Inc Class C(a)	104,589
45	Amazon.com Inc(a)	79,950
952	AT&T Inc	36,643
13	Booking Holdings Inc(a)	26,634
73	Charter Communications Inc Class A(a)	34,154
599	Cisco Systems Inc	28,459
770	Comcast Corp Class A	34,511
889	Digi International Inc(a)	12,819
156	Facebook Inc Class A(a)	29,897
472	GCI Liberty Inc Class A(a)	33,031
1,097	Gray Television Inc(a)	18,002
221	John Wiley & Sons Inc Class A	10,181
748	Liberty Latin America Ltd Class C(a)	13,771
180	LogMeIn Inc	11,822
32	Lyft Inc Class A(a)(b)	1,326
483	Match Group Inc(b)	35,254
84	MercadoLibre Inc(a)	43,808
93	Netflix Inc(a)	26,729
111	Shopify Inc Class A(a)	34,806
152	Trade Desk Inc Class A(a)	30,522
206	Twitter Inc(a)	6,174
241	Verizon Communications Inc	14,573
1,178	Viavi Solutions Inc(a)	18,801
53	Wayfair Inc Class A(a)	4,358
		690,814
Consumer, Cyclical — 7.23%
221	Aptiv PLC	19,791
833	BJ's Wholesale Club Holdings Inc(a)	22,241
286	Brunswick Corp	16,657
685	Cannae Holdings Inc(a)	20,002
38	Chipotle Mexican Grill Inc(a)	29,570
248	Churchill Downs Inc	32,238
634	Cooper Tire & Rubber Co(b)	17,904
397	Core-Mark Holding Co Inc	12,116
69	Costco Wholesale Corp	20,501
71	Cracker Barrel Old Country Store Inc	11,040
Shares		Fair Value
Consumer, Cyclical — (continued)
708	Dana Inc	$ 11,491
797	Designer Brands Inc Class A	13,150
159	Fox Factory Holding Corp(a)	9,689
558	General Motors Co	20,735
253	Hilton Worldwide Holdings Inc	24,531
281	Home Depot Inc	65,917
564	IAA Inc(a)	21,517
472	KAR Auction Services Inc	11,734
466	Kimball International Inc Class B	9,488
232	Las Vegas Sands Corp	14,347
129	LCI Industries	12,528
391	Liberty Media Corp-Liberty Braves(a)	11,499
195	Lululemon Athletica Inc(a)	39,833
254	Marriott Vacations Worldwide Corp	27,922
420	Methode Electronics Inc	14,448
167	Miller Industries Inc	6,004
622	OneSpaWorld Holdings Ltd(a)(b)	9,672
469	PulteGroup Inc	18,404
899	Qurate Retail Inc Series A(a)	8,576
176	Ross Stores Inc	19,302
352	Southwest Airlines Co	19,758
484	Starbucks Corp	40,927
114	Tesla Inc(a)	35,901
610	Urban Outfitters Inc(a)	17,507
221	Walgreens Boots Alliance Inc	12,106
549	Walmart Inc	64,376
		763,422
Consumer, Non-Cyclical — 12.52%
308	Aaron's Inc	23,078
196	Abbott Laboratories	16,388
381	AbbVie Inc	30,309
22	ABIOMED Inc(a)	4,567
153	Amgen Inc	32,627
310	AMN Healthcare Services Inc(a)	18,216
305	ASGN Inc(a)	19,395
684	AstraZeneca PLC Sponsored ADR	33,537
325	Avanos Medical Inc(a)	14,313
143	Becton Dickinson & Co	36,608
790	Boston Scientific Corp(a)	32,943
311	Cambrex Corp(a)	18,576
397	Catalent Inc(a)	19,314
209	Cigna Corp	37,298
811	Clarivate Analytics PLC(a)	13,576
60	CoStar Group Inc(a)	32,971
1,104	Cott Corp	14,186
486	Coty Inc Class A	5,681
103	Danaher Corp	14,195
684	Darling Ingredients Inc(a)	13,201
183	DexCom Inc(a)	28,226
245	Eli Lilly & Co	27,918
119	Estee Lauder Cos Inc Class A	22,166
160	Euronet Worldwide Inc(a)	22,411
243	Exact Sciences Corp(a)	21,141
362	Gilead Sciences Inc	23,063

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,485	Harsco Corp(a)	$ 30,101
131	Helen of Troy Ltd(a)	19,619
40	Illumina Inc(a)	11,821
209	Insperity Inc	22,077
60	Intuitive Surgical Inc(a)	33,177
100	J&J Snack Foods Corp	19,076
352	Johnson & Johnson	46,478
209	Keurig Dr Pepper Inc(b)	5,885
369	Korn Ferry	13,539
977	Kroger Co	24,073
112	MarketAxess Holdings Inc	41,282
132	Medifast Inc	14,644
451	Merck & Co Inc	39,084
198	Moderna Inc(a)(b)	3,316
316	Molson Coors Brewing Co Class B	16,660
411	Monster Beverage Corp(a)	23,069
1,409	Nomad Foods Ltd(a)	27,490
450	PayPal Holdings Inc(a)	46,845
215	PepsiCo Inc	29,492
519	Pfizer Inc	19,914
152	Post Holdings Inc(a)	15,641
304	Procter & Gamble Co	37,851
215	Quidel Corp(a)	12,233
2	Regeneron Pharmaceuticals Inc(a)	613
180	S&P Global Inc	46,438
649	Supernus Pharmaceuticals Inc(a)	18,036
107	Thermo Fisher Scientific Inc	32,312
107	United Rentals Inc(a)	14,292
152	United Therapeutics Corp(a)	13,656
495	Varex Imaging Corp(a)	14,855
523	Viad Corp	31,913
108	WEX Inc(a)	20,431
		1,321,817
Energy — 3.04%
675	Apergy Corp(a)	16,990
169	Arch Coal Inc Class A(b)	13,332
3,806	BP PLC	24,133
588	ConocoPhillips	32,458
168	DMC Global Inc	7,516
1,338	Encana Corp	5,242
880	Enterprise Products Partners LP	22,906
131	EOG Resources Inc	9,080
523	Exxon Mobil Corp	35,339
367	Halliburton Co	7,065
801	Kinder Morgan Inc	16,004
810	Marathon Oil Corp	9,339
551	NextEra Energy Partners LP(b)	29,038
95	Occidental Petroleum Corp	3,847
382	Total SA	20,196
838	TPI Composites Inc(a)	17,204
304	Valero Energy Corp	29,482
898	Viper Energy Partners LP	21,615
		320,786
Shares		Fair Value
Financial — 14.16%
389	American Campus Communities Inc REIT	$ 19,442
549	American International Group Inc	29,075
175	American Tower Corp REIT	38,164
531	Americold Realty Trust REIT	21,288
550	Ameris Bancorp	23,567
781	Assured Guaranty Ltd	36,645
600	BancorpSouth Bank	18,402
2,666	Bank of America Corp	83,366
261	Bank OZK	7,324
302	BB&T Corp	16,021
130	Boston Properties Inc REIT	17,836
414	Bryn Mawr Bank Corp	15,778
177	Capital One Financial Corp	16,505
350	Carolina Financial Corp	13,283
502	Cathay General Bancorp	17,856
592	CenterState Bank Corp	15,013
1,035	Charles Schwab Corp	42,135
1,003	Citigroup Inc	72,076
536	CubeSmart REIT	16,991
800	CVB Financial Corp	16,624
231	CyrusOne Inc REIT	16,466
531	Employers Holdings Inc	22,483
31	Equinix Inc REIT	17,570
895	Essential Properties Realty Trust Inc REIT	22,966
144	Federal Agricultural Mortgage Corp Class C	12,195
403	First American Financial Corp	24,897
804	First Financial Bancorp	18,846
632	Gaming & Leisure Properties Inc REIT	25,508
101	Goldman Sachs Group Inc	21,551
356	Hartford Financial Services Group Inc	20,320
1,133	Home BancShares Inc	20,938
293	IBERIABANK Corp	21,503
164	Intercontinental Exchange Inc	15,468
444	JBG SMITH Properties REIT	17,875
847	JPMorgan Chase & Co	105,807
751	KeyCorp	13,495
1,060	KKR & Co Inc Class A	30,560
315	Mastercard Inc Class A	87,195
396	Meta Financial Group Inc	12,537
951	MFA Financial Inc REIT	7,218
215	National Retail Properties Inc REIT	12,666
699	OceanFirst Financial Corp	16,727
545	Outfront Media Inc REIT	14,339
363	PacWest Bancorp	13,427
240	Pinnacle Financial Partners Inc	14,117
160	PNC Financial Services Group Inc	23,472
493	Popular Inc	26,849
385	ProAssurance Corp	15,100
313	Prosperity Bancshares Inc(b)	21,603
1,164	Radian Group Inc	29,216

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
168	Reinsurance Group of America Inc	$ 27,295
975	Retail Opportunity Investments Corp REIT	18,198
566	Rexford Industrial Realty Inc REIT	27,219
233	Ryman Hospitality Properties Inc REIT	19,612
107	Signature Bank	12,660
265	State Street Corp	17,509
380	Stifel Financial Corp	21,272
479	TCF Financial Corp	18,964
610	Triumph Bancorp Inc(a)	19,795
12	Visa Inc Class A	2,146
484	Wells Fargo & Co	24,989
396	Wintrust Financial Corp	25,273
		1,495,237
Industrial — 8.08%
361	Advanced Energy Industries Inc(a)	21,335
573	Aerojet Rocketdyne Holdings Inc(a)	24,771
245	Alamo Group Inc	26,230
274	Altra Industrial Motion Corp	8,439
124	American Woodmark Corp(a)	12,296
236	Amphenol Corp Class A	23,678
544	Arcosa Inc	20,895
245	Armstrong World Industries Inc	22,915
142	Boeing Co	48,267
179	BWX Technologies Inc	10,400
291	Clean Harbors Inc(a)	23,996
538	Columbus McKinnon Corp	20,186
224	Eaton Corp PLC	19,513
340	Fortune Brands Home & Security Inc	20,417
291	frontdoor Inc(a)	14,035
125	General Dynamics Corp	22,100
529	General Electric Co	5,279
162	Genesee & Wyoming Inc Class A(a)	17,987
1,041	GrafTech International Ltd	12,575
224	Haynes International Inc	7,719
266	Honeywell International Inc	45,946
133	John Bean Technologies Corp	13,668
653	Johnson Controls International PLC	28,295
192	Kadant Inc	17,434
322	Kimball Electronics Inc(a)	4,785
208	Kirby Corp(a)	16,465
151	Littelfuse Inc	26,511
802	MDU Resources Group Inc	23,170
193	Norfolk Southern Corp	35,126
147	Northrop Grumman Corp	51,815
85	Old Dominion Freight Line Inc	15,477
532	Raven Industries Inc	18,556
157	Raytheon Co	33,317
156	Rockwell Automation Inc	26,830
Shares		Fair Value
Industrial — (continued)
106	Roper Technologies Inc	$ 35,718
86	Stanley Black & Decker Inc	13,014
47	TransDigm Group Inc	24,735
626	TTM Technologies Inc(a)	7,330
194	Union Pacific Corp	32,099
		853,324
Technology — 8.58%
417	ACI Worldwide Inc(a)	13,090
339	Activision Blizzard Inc	18,994
1,057	Advanced Micro Devices Inc(a)	35,864
467	Apple Inc	116,171
53	ASML Holding NV	13,884
299	Atlassian Corp PLC Class A(a)	36,116
298	CSG Systems International Inc	17,177
841	Donnelley Financial Solutions Inc(a)	9,503
44	DXC Technology Co	1,218
299	Fidelity National Information Services Inc	39,396
735	Genpact Ltd	28,790
376	Intel Corp	21,255
83	Mellanox Technologies Ltd(a)	9,354
1,556	Microsoft Corp	223,084
75	MSCI Inc	17,592
110	NVIDIA Corp	22,112
110	NXP Semiconductors NV	12,505
692	Perspecta Inc	18,366
445	QUALCOMM Inc	35,796
70	salesforce.com Inc(a)	10,954
200	ServiceNow Inc(a)	49,452
238	Synopsys Inc(a)	32,309
531	Texas Instruments Inc	62,653
799	Tower Semiconductor Ltd(a)	17,522
198	Veeva Systems Inc Class A(a)	28,082
260	Verint Systems Inc(a)	11,801
32	Xilinx Inc	2,904
		905,944
Utilities — 2.22%
415	ALLETE Inc	35,715
408	American Electric Power Co Inc	38,511
281	Edison International	17,675
457	Exelon Corp	20,789
123	NextEra Energy Inc	29,316
306	NorthWestern Corp	22,191
1,054	NRG Energy Inc	42,286
1,041	Vistra Energy Corp	28,138
		234,621
TOTAL COMMON STOCK — 64.35% (Cost $6,300,359)		$ 6,795,369

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.12%
12	Danaher Corp 4.75%	$ 13,200
TOTAL CONVERTIBLE PREFERRED STOCK — 0.12% (Cost $12,481)		$ 13,200
EXCHANGE TRADED FUNDS
952	iShares Core S&P 500® ETF	290,331
2,784	Vanguard Russell 2000 ETF	348,084

TOTAL EXCHANGE TRADED FUNDS — 6.05% (Cost $617,678)		$ 638,415
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.23%
$129,499	Undivided interest of 27.99% in a repurchase agreement (principal amount/value $463,887 with a maturity value of $463,909) with Bank of America Securities Inc, 1.73%, dated 10/31/19 to be repurchased at $129,499 on 11/1/19 collateralized by U.S. Treasury securities, 1.63% - 2.63%, 11/30/20 - 8/15/27, with a value of $473,165.(c)	129,499
TOTAL SHORT TERM INVESTMENTS — 1.23% (Cost $129,499)		$ 129,499
TOTAL INVESTMENTS — 71.75% (Cost $7,060,017)		$ 7,576,483
OTHER ASSETS & LIABILITIES, NET — 28.25%		$ 2,983,082
TOTAL NET ASSETS — 100.00%		$10,559,565
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at October 31, 2019.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
At October 31, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P 500® Emini Long Futures	19	USD	2,884,010	December 2019	$27,432
At October 31, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
BB	USD	21,569	GBP	17,300	December 18, 2019	$(878)
CIT	USD	12,969	GBP	10,600	December 18, 2019	(784)
GS	USD	7,953	GBP	6,500	December 18, 2019	(481)
JPM	USD	13,150	EUR	11,900	December 18, 2019	(168)
JPM	USD	3,915	GBP	3,200	December 18, 2019	(237)
RBS	USD	5,874	GBP	4,800	December 18, 2019	(354)
WES	USD	4,828	CAD	6,400	January 15, 2020	(34)
					Net Depreciation	$(2,936)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
JPM	JP Morgan Chase & Co
RBS	Royal Bank of Scotland
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 31, 2019 (Unaudited)
Great-West Core Strategies: U.S. Equity Fund
ASSETS:
Investments in securities, fair value (including $124,237 of securities on loan)(a)	$7,446,984
Repurchase agreements, fair value(b)	129,499
Cash	2,712,766
Cash pledged on futures contracts	319,666
Dividends receivable	4,479
Subscriptions receivable	15,438
Receivable for investments sold	60,136
Receivable from investment adviser	86,116
Total Assets	10,775,084
LIABILITIES:
Payable for director fees	7,082
Payable for distribution fees	240
Payable for investments purchased	34,879
Payable for other accrued fees	29,133
Payable for shareholder services fees	350
Payable upon return of securities loaned	129,499
Unrealized depreciation on forward foreign currency contracts	2,936
Variation margin on futures contracts	11,400
Total Liabilities	215,519
NET ASSETS	$10,559,565
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$99,931
Paid-in capital in excess of par	9,759,996
Total distributable earnings	699,638
NET ASSETS	$10,559,565
NET ASSETS BY CLASS
Class L	$1,196,031
Institutional Class	$9,363,534
CAPITAL STOCK:
Authorized
Class L	20,000,000
Institutional Class	25,000,000
Issued and Outstanding
Class L	119,182
Institutional Class	880,127
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class L	$10.04
Institutional Class	$10.64
(a) Cost of investments	$6,930,518
(b) Cost of repurchase agreements	$129,499
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 31, 2019 (Unaudited)
Great-West Core Strategies: U.S. Equity Fund
INVESTMENT INCOME:
Income from securities lending	$575
Dividends	55,879
Foreign withholding tax	(117)
Total Income	56,337
EXPENSES:
Management fees	21,389
Shareholder services fees – Class L	674
Audit and tax fees	14,403
Custodian fees	9,074
Director's fees	12,666
Distribution fees – Class L	480
Legal fees	4,685
Pricing fees	503
Registration fees	23,319
Transfer agent fees	3,328
Total Expenses	90,521
Less amount waived by investment adviser	64,446
Less amount waived by distributor - Class L	13
Net Expenses	26,062
NET INVESTMENT INCOME	30,275
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	26,906
Net realized gain on futures contracts	175,976
Net realized gain on forward foreign currency contracts	4,339
Net Realized Gain	207,221
Net change in unrealized appreciation on investments and foreign currency translations	100,317
Net change in unrealized depreciation on futures contracts	(98,441)
Net change in unrealized depreciation on forward foreign currency contracts	(3,892)
Net Change in Unrealized Depreciation	(2,016)
Net Realized and Unrealized Gain	205,205
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$235,480
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the periods ended October 31, 2019 and April 30, 2019
Great-West Core Strategies: U.S. Equity Fund	2019 (Unaudited)	2019 (a)
OPERATIONS:
Net investment income	$30,275	$49,887
Net realized gain (loss)	207,221	(79,507)
Net change in unrealized appreciation (depreciation)	(2,016)	542,978
Net Increase in Net Assets Resulting from Operations	235,480	513,358
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Class L	-	(1,647)
Institutional Class	-	(47,553)
From Net Investment Income and Net Realized Gains	0	(49,200)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class L	1,057,130	217,190
Institutional Class	1,148,514	7,625,573
Shares issued in reinvestment of distributions
Class L	-	1,647
Institutional Class	-	47,553
Shares redeemed
Class L	(113,299)	-
Institutional Class	(65,096)	(59,285)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,027,249	7,832,678
Total Increase in Net Assets	2,262,729	8,296,836
NET ASSETS:
Beginning of Period	8,296,836	0
End of Period	$10,559,565	$8,296,836
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class L	107,351	23,306
Institutional Class	111,196	775,955
Shares issued in reinvestment of distributions
Class L	-	172
Institutional Class	-	5,299
Shares redeemed
Class L	(11,647)	-
Institutional Class	(6,224)	(6,099)
Net Increase	200,676	798,633
(a) Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)
Class L
10/31/2019(Unaudited)	$ 9.84	(0.01)	0.21	0.20	-	-	-	$10.04	2.03% (c)
04/30/2019 (d)	$10.00	0.00 (e)	(0.05)	(0.05)	(0.11)	-	(0.11)	$ 9.84	(0.38%) (c)
Institutional Class
10/31/2019(Unaudited)	$10.41	0.04	0.19	0.23	-	-	-	$10.64	2.21% (c)
04/30/2019 (f)	$10.00	0.07	0.41	0.48	(0.07)	-	(0.07)	$10.41	4.89% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class L
10/31/2019 (Unaudited)	$1,196	9.23% (h)	1.14% (h)	(0.15%) (h)	24% (c)
04/30/2019 (d)	$ 231	36.98% (h)	1.13% (h)	0.07% (h)	34% (c)
Institutional Class
10/31/2019 (Unaudited)	$9,364	1.67% (h)	0.55% (h)	0.70% (h)	24% (c)
04/30/2019 (f)	$8,066	2.20% (h)	0.55% (h)	0.89% (h)	34% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Class L inception date was September 10, 2018.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was June 25, 2018.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Core Strategies: U.S. Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Class L and Institutional Class; the Investor Class has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - October 31, 2019

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - October 31, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 6,751,040	$ 44,329	$ —	$ 6,795,369
Convertible Preferred Stock	—	13,200	—	13,200
Exchange Traded Funds	638,415	—	—	638,415
Short Term Investments	—	129,499	—	129,499
Total investments, at fair value:	7,389,455	187,028	0	7,576,483
Other Financial Investments:
Futures Contracts(a)	27,432	—	—	27,432
Total Assets	$ 7,416,887	$ 187,028	$ 0	$ 7,603,915
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(2,936)	—	(2,936)
Total Liabilities	$ 0	$ (2,936)	$ 0	$ (2,936)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - October 31, 2019

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 31, 2019 were as follows:
Federal tax cost of investments	$7,078,491
Gross unrealized appreciation on investments	865,045
Gross unrealized depreciation on investments	(342,557)
Net unrealized appreciation on investments	$522,488
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements

Semi-Annual Report - October 31, 2019

contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 15 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $62,757 in forward contracts for the reporting period.
Valuation of derivative investments as of October 31, 2019 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$27,432 (a)
Foreign exchange contracts (forwards)			Unrealized depreciation on forward foreign currency contracts	$(2,936)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended October 31, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$175,976	Net change in unrealized depreciation on futures contracts	$(98,441)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 4,339	Net change in unrealized depreciation on forward foreign currency contracts	$ (3,892)

Semi-Annual Report - October 31, 2019

3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at October 31, 2019.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Liabilities (forward contracts)	$(2,936)	$—	$—	$—	$(2,936)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.47% of the Fund’s average daily net assets up to $1 billion dollars, 0.42% of the Fund’s average daily net assets over $1 billion dollars and 0.37% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.55% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At October 31, 2019, the amounts available for recoupment were as follows:
Expires April 30, 2022	Expires October 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$116,101	$64,446	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A, Putnam Investment Management, LLC, an affiliate of the Adviser and GWL&A, J.P. Morgan Investment Management Inc., and Loomis, Sayles & Company L.P. (the Sub-Advisers). The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Semi-Annual Report - October 31, 2019

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $780,000 for the period January 1 through October 31, 2019.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $2,717,876 and $1,586,547, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 31, 2019, the Fund had securities on loan valued at $124,237 and received collateral as reported on the Statement of Assets and Liabilities of $129,499 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At October 31, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - October 31, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of the Great-West Core Strategies Funds (each, a “Fund,” collectively, the “Funds”), and (ii) with the exception of the Great-West Core Strategies: Short Duration (“Short Duration”), the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among the Company, GWCM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Great-West Core Strategies: U.S. Equity (“U.S. Equity”)	Irish Life Investment Managers Limited (“ILIM”)
J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Putnam Investment Management, LLC (“Putnam”)
Great-West Core Strategies: International Equity (“International Equity”)	ILIM
Great-West Core Strategies: Inflation-Protected Securities (“Inflation-Protected Securities”)	Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
Great-West Core Strategies: Flexible Bond (“Flexible Bond”)	Loomis Sayles
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation. In addition, GWCM is responsible for allocating the assets of each Fund (with the exception of Short Duration) among one or more sub-advisers. In this connection, each Fund other than Short Duration operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.

Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the assets of the applicable Fund(s) or its allocated portion thereof, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, 1 and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to each Fund by GWCM and the applicable Sub-Advisers, as applicable (each, an “adviser”). Among other things, the Board considered, as applicable, with respect to each applicable Fund, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management teams responsible for the day-to-day management of the Funds, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund(s), its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as each adviser’s practices, as applicable, regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration was also given to the fact that the Board meets with representatives of each Sub-Adviser every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by GWCM and each applicable Sub-Adviser.
Investment Performance
With respect to each Fund’s investment performance, the Board noted that each Fund commenced operations on June 25, 2018 (with respect to each Fund’s Institutional Class shares), and given the limited operating period Broadridge determined that there was no meaningful performance record to include in its report. In this connection, the Board considered that it had initially approved the Agreements at a meeting held on April 20, 2018 (the “April 2018 Meeting”). Although the Agreements

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

were subject to an initial two-year term with respect to each of the Funds, GWCM requested that the Board consider the continuation of the Agreements at the Meeting in order to align the timing of the Board’s assessment of the Agreements with the Board’s annual contract review process for the Advisory Agreement, with respect to other funds of the Company, and, as applicable, for other investment sub-advisory agreements with the Sub-Advisers. Given the circumstances, the Board noted its review at the April 2018 Meeting—with respect to GWCM for Flexible Bond and Short Duration and to each Sub-Adviser—of historical performance results of similar other funds of the Company managed by GWCM or the Sub-Adviser or a composite of accounts managed by the Sub-Adviser using the same investment strategy as it would use to manage the applicable Fund or its respective portion of such Fund. The Board also noted its consideration at the April 2018 Meeting that, in evaluating the Sub-Advisory Agreements, it was taking into account its accumulated experience with Goldman Sachs, ILIM, J.P. Morgan, Loomis Sayles and Putnam in serving as sub-adviser(s) to certain of the Company’s other funds. Similarly, the Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds. The Board thus took into account its determination at the April 2018 Meeting that it was satisfied with the investment performance of GWCM and each Sub-Adviser. In addition, the Board considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance. The Board determined that it was satisfied with the information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with each Fund, as applicable. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by each Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of each Fund through August 28, 2020.
With respect to each Fund other than Short Duration, which has no sub-adviser, the Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fee and total expense ratio of each Fund, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group.
The Board observed that the Contractual Management Fee for each of Flexible Bond, International Equity, Short Duration and U.S. Equity was lower than its peer group median contractual management fee, and the Contractual Management Fee for Inflation-Protected Securities was the same as its peer group median contractual management fee. The Board also observed that each Fund’s total annual operating expense ratio was lower than its median peer group expense ratio, ranking in the first quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of each Fund are reasonable in relation to the services delivered.
The Board also reviewed information regarding the fees charged by GWCM and the Sub-Advisers, as applicable, to similar other funds of the Company managed by GWCM and the Sub-Advisers, as applicable, and noted that such fees were consistent or competitive with those charged to the other funds and GWCM, as applicable, and that the Board had determined that the fees charged to such other funds and GWCM were reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to be realized by GWCM and certain of the Sub-Advisers. The Board reviewed the financial statements from GWCM and the Sub-Advisers and profitability information from GWCM and certain of the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered, with respect to the Sub-Advisers, that certain Sub-Advisers estimated profits for the Fund(s) or sleeve(s) they manage, that certain Sub-Advisers provided profitability information for other funds of the Company they manage and that others did not provide an estimate of profits, and it noted that, since the agreements with the latter are at arm’s length, such information was not relevant to its approval of such Sub-Advisory Agreements. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized or to have been realized by GWCM and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management and sub-advisory fees payable by each Fund and GWCM, respectively, as applicable, and whether those fees include breakpoints, as well as comparative fee information and the profitability and financial condition of GWCM. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale were appropriately reflected in the management fee paid by each Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Advisers from their relationships with the Funds as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers. The Board noted where services were provided to the Funds by affiliates of GWCM, ILIM and Putnam, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company. The Board took into account the fact that the Funds are offered as investment options in a brokerage platform sponsored by an affiliate of GWCM and that an affiliate of GWCM may provide asset allocation services to the investors of such Funds. The Board concluded that each Fund’s management and sub-advisory fees, as applicable, were reasonable, taking into account any ancillary benefits derived or to be derived by GWCM or the Sub-Advisers, as applicable.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreement(s) is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 20, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 20, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:December 20, 2019